INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 1.6%
2,342	HEICO Corporation	$ 387,765
2,853	Safran S.A.	404,346
898	Teledyne Technologies, Inc.(a)	386,203
5,073	Textron, Inc.	367,945
2,822	Thales S.A.	394,698
569	TransDigm Group, Inc.	423,261
		2,364,218
	APPAREL & TEXTILE PRODUCTS - 0.8%
2,732	Cie Financiere Richemont S.A.	411,188
229	Hermes International	415,626
62,322	PRADA SpA	421,586
		1,248,400
	ASSET MANAGEMENT - 1.8%
22,278	3i Group plc	435,968
11,397	Brookfield Corporation	379,187
4,296	Charles Schwab Corporation (The)	334,744
4,460	Groupe Bruxelles Lambert S.A.	375,221
19,580	Investor A.B.	378,976
1,657	LPL Financial Holdings, Inc.	413,521
398	Partners Group Holding A.G.	377,627
		2,695,244
	AUTOMOTIVE - 1.6%
12,583	Cie Generale des Etablissements Michelin SCA	395,848
5,899	Continental A.G.	424,388
7,274	Denso Corporation	386,788
1,660	Ferrari N.V.	432,215
241,383	Geely Automobile Holdings Ltd.	313,044
6,587	Toyota Industries Corporation	386,594
		2,338,877
	BANKING - 7.2%
564,066	Bank Mandiri Persero Tbk P.T.	370,098
1,154,392	Bank Rakyat Indonesia Persero Tbk P.T.	353,718
8,844	Canadian Imperial Bank of Commerce	404,428
5,522	Commonwealth Bank of Australia	374,015

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 7.2% (Continued)
34,151	Credit Agricole S.A.	$ 417,746
18,268	Danske Bank A/S	424,292
5,427	East West Bancorp, Inc.	413,592
14,566	First Horizon Corporation	360,800
2,942	First Republic Bank	361,895
49,285	Grupo Financiero Banorte S.A.B. de C.V.	417,155
16,324	ICICI Bank Ltd. - ADR	337,580
159,898	Intesa Sanpaolo SpA	433,325
20,213	KakaoBank Corporation(a)	407,881
5,545	KBC Group N.V.	414,760
2,470	M&T Bank Corporation	383,566
3,189	Macquarie Group Ltd.	406,551
173,998	Malayan Banking Bhd	341,469
17,704	National Australia Bank Ltd.	357,272
13,210	OTP Bank Nyrt	401,215
51,619	Powszechna Kasa Oszczednosci Bank Polski S.A.	360,618
349,595	Public Bank Bhd	321,988
16,601	Regions Financial Corporation	387,135
29,636	Skandinaviska Enskilda Banken A.B.	413,930
35,991	Standard Bank Group Ltd.	359,767
1,566	SVB Financial Group(a)	451,180
35,351	Svenska Handelsbanken A.B., A Shares	375,211
20,962	Swedbank A.B., A Shares	428,154
15,686	United Overseas Bank Ltd.	348,056
		10,827,397
	BEVERAGES - 0.2%
3,520	Monster Beverage Corporation(a)	358,195

	BIOTECH & PHARMA - 2.3%
1,512	Alnylam Pharmaceuticals, Inc.(a)	289,472
26,897	Biohaven Ltd.(a)	410,987
2,964	Celltrion, Inc.	325,870
14,057	Chugai Pharmaceutical Company Ltd.	350,449
1,854	CSL Ltd.	369,528

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 2.3% (Continued)
3,069	Horizon Therapeutics plc(a)	$ 336,025
4,476	Incyte Corporation(a)	344,562
3,005	Neurocrine Biosciences, Inc.(a)	309,816
2,782	Sarepta Therapeutics, Inc.(a)	339,766
4,506	UCB S.A.	387,958
		3,464,433
	CABLE & SATELLITE - 0.3%
4,741	Liberty Broadband Corporation - Series A(a)	411,187

	CHEMICALS - 4.3%
2,503	Air Liquide S.A.	398,700
5,298	Akzo Nobel N.V.	388,101
1,656	Albemarle Corporation	421,137
4,192	CF Industries Holdings, Inc.	360,051
2,180,732	Chandra Asri Petrochemical Tbk P.T.	330,522
524	EMS-Chemie Holding A.G.	396,696
115	Givaudan S.A.	346,901
2,892	Koninklijke DSM N.V.	357,063
4,314	LyondellBasell Industries N.V., Class A	414,101
8,156	Mosaic Company (The)	433,819
7,114	Novozymes A/S, Class B	342,893
4,896	Nutrien Ltd.	381,473
2,858	PPG Industries, Inc.	377,427
3,685	RPM International, Inc.	326,602
4,262	Sociedad Quimica y Minera de Chile S.A., Class B	381,004
3,265	Symrise A.G.	334,376
3,485	Westlake Corporation	415,203
		6,406,069
	COMMERCIAL SUPPORT SERVICES - 1.9%
798	Cintas Corporation	349,899
6,569	Edenred	370,566
4,909	Eurofins Scientific S.E.	342,778
2,774	Republic Services, Inc.	357,652
9,814	Rollins, Inc.	345,453

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9% (Continued)
154	SGS S.A.	$ 352,865
2,702	Waste Connections, Inc.	361,809
2,283	Waste Management, Inc.	341,902
		2,822,924
	CONSTRUCTION MATERIALS - 2.4%
4,385	Advanced Drainage Systems, Inc.	389,081
1,526	Carlisle Companies, Inc.	394,044
7,265	Cie de Saint-Gobain	432,964
8,890	CRH plc	418,729
6,890	Holcim Ltd.	425,335
1,070	Martin Marietta Materials, Inc.	385,061
36,182	Siam Cement PCL (The) - ADR	335,908
1,468	Sika A.G.	411,341
2,054	Vulcan Materials Company	371,589
		3,564,052
	CONTAINERS & PACKAGING - 0.7%
29,871	Amcor plc - ADR	332,146
10,365	International Paper Company	377,182
2,794	Packaging Corp of America	381,996
		1,091,324
	DATA CENTER REIT - 0.2%
3,588	Digital Realty Trust, Inc.	373,977

	DIVERSIFIED INDUSTRIALS - 0.8%
12,212	Alfa Laval A.B.	402,500
2,652	Dover Corporation	397,535
1,630	Illinois Tool Works, Inc.	380,051
		1,180,086
	ELECTRIC UTILITIES - 5.7%
2,536,377	AC Energy Corporation	290,264
12,498	AES Corporation (The)	308,451
6,497	Alliant Energy Corporation	333,101
8,343	Avangrid, Inc.	325,627
11,964	CenterPoint Energy, Inc.	332,838

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 5.7% (Continued)
48,655	CLP Holdings Ltd.	$ 344,320
35,859	E.ON S.E.	392,468
71,175	EDP - Energias de Portugal S.A.	359,640
16,083	EDP Renovaveis S.A.	330,270
9,328	Emera, Inc.(b)	369,481
18,842	Endesa S.A.	370,182
2,575,813	Enel Americas S.A.	320,705
66,048	Enel SpA	371,537
24,895	Engie S.A.	364,417
3,192	Entergy Corporation	328,361
5,699	Evergy, Inc.	335,158
8,938	Fortis, Inc.(b)	353,705
21,258	Fortum OYJ	325,212
224,244	Gulf Energy Development PCL - ADR	334,241
30,578	Iberdrola S.A.	351,492
17,257	SSE plc	362,306
155,814	Tenaga Nasional Bhd	325,590
47,584	Terna Rete Elettrica Nazionale SpA	358,843
4,228	Verbund A.G.	367,244
3,825	WEC Energy Group, Inc.	339,125
		8,594,578
	ELECTRICAL EQUIPMENT - 2.3%
2,567	AMETEK, Inc.	363,385
4,705	Amphenol Corporation, Class A	364,732
16,487	Assa Abloy A.B., Class B	401,802
14,934	Delta Electronics Thailand PCL	386,679
3,554	Generac Holdings, Inc.(a)	426,515
2,098	Keysight Technologies, Inc.(a)	335,596
829	Roper Technologies, Inc.	356,636
1,893	Schindler Holding A.G.	424,905
7,098	Trimble, Inc.(a)	369,522
		3,429,772
	ENGINEERING & CONSTRUCTION - 0.8%
13,673	Ferrovial S.A.	379,870

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENGINEERING & CONSTRUCTION - 0.8% (Continued)
2,515	Quanta Services, Inc.	$ 405,921
3,075	WSP Global, Inc.	386,268
		1,172,059
	ENTERTAINMENT CONTENT - 0.2%
63,803	Bollore S.E.	357,086

	FOOD - 2.6%
11,661	Ajinomoto Company, Inc.	344,165
181	Barry Callebaut A.G.	360,151
6,305	Campbell Soup Company	331,139
81,242	China Mengniu Dairy Company Ltd.	357,068
35	Chocoladefabriken Lindt & Spruengli A.G.	383,517
9,224	Conagra Brands, Inc.	335,846
5,742	Darling Ingredients, Inc.(a)	363,296
82,709	Grupo Bimbo S.A.B. de C.V.	394,281
7,856	Hormel Foods Corporation	348,649
4,008	Lamb Weston Holdings, Inc.	403,365
115,828	Wilmar International Ltd.	338,442
		3,959,919
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
25,312	Stora Enso OYJ, R Shares	358,712
37,329	Suzano S.A.	339,257
9,583	UPM-Kymmene OYJ	347,855
		1,045,824
	GAS & WATER UTILITIES - 1.0%
3,199	Atmos Energy Corporation	360,879
366,685	Hong Kong & China Gas Company Ltd.	344,747
13,536	Naturgy Energy Group S.A.	373,200
72,660	Snam SpA	357,150
		1,435,976
	HEALTH CARE FACILITIES & SERVICES - 1.7%
7,918	Catalent, Inc.(a)	540,166
699	Elevance Health, Inc.	328,299
12,812	Fresenius S.E. & Company KGaA	352,832

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.7% (Continued)
1,813	ICON PLC(a)	$ 409,067
244,099	IHH Healthcare Bhd	315,188
1,749	IQVIA Holdings, Inc.(a)	364,614
1,085	Molina Healthcare, Inc.(a)	298,733
		2,608,899
	HEALTH CARE REIT - 0.5%
14,333	Healthpeak Properties, Inc.	344,852
8,006	Ventas, Inc.	389,492
		734,344
	HOME CONSTRUCTION - 1.0%
4,013	DR Horton, Inc.	371,122
752	Geberit A.G.	406,418
3,952	Lennar Corporation, Class A	382,316
78	NVR, Inc.(a)	403,543
		1,563,399
	HOUSEHOLD PRODUCTS - 1.0%
3,134	Beiersdorf A.G.	374,674
4,441	Church & Dwight Company, Inc.	372,067
13,623	Essity A.B. - Series B	368,315
651	LG Household & Health Care Ltd.	329,278
		1,444,334
	INDUSTRIAL REIT - 0.5%
30,503	Goodman Group	407,501
3,192	Prologis, Inc.	393,893
		801,394
	INDUSTRIAL SUPPORT SERVICES - 1.1%
6,199	Ashtead Group plc	410,831
7,582	Fastenal Company	390,928
1,007	United Rentals, Inc.	471,810
1,441	Watsco, Inc.	439,087
		1,712,656
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
156,493	B3 S.A. - Brasil Bolsa Balcao	316,489
2,850	Cboe Global Markets, Inc.	359,585

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.7% (Continued)
2,058	Deutsche Boerse A.G.	$ 359,257
8,067	Hong Kong Exchanges & Clearing Ltd.	323,312
4,941	Interactive Brokers Group, Inc., Class A	425,469
3,495	Intercontinental Exchange, Inc.	355,791
4,131	London Stock Exchange Group plc	369,276
		2,509,179
	INSURANCE - 3.7%
57,829	BB Seguridade Participacoes S.A.	377,693
6,289	Brown & Brown, Inc.	352,624
3,500	Cincinnati Financial Corporation	422,450
15,671	Dai-ichi Life Holdings, Inc.	334,225
605	Fairfax Financial Holdings Ltd.	422,959
2,477	Intact Financial Corporation	355,805
118,040	Legal & General Group plc	363,320
6,123	Loews Corporation	374,054
273	Markel Corporation(a)	363,052
15,178	Power Corp of Canada	405,100
26,278	Prudential plc	401,250
6,823	Sampo OYJ, A Shares	332,343
691	Swiss Life Holding A.G.	415,417
15,093	Tryg A/S	334,464
4,940	W R Berkley Corporation	326,979
		5,581,735
	INTERNET MEDIA & SERVICES - 1.6%
178	Booking Holdings, Inc.(a)	449,272
61,176,681	GoTo Gojek Tokopedia Tbk P.T.(a)	473,646
2,129	Naspers Ltd., N Shares	377,574
5,100	Prosus N.V.	366,475
4,739	REA Group Ltd.	391,686
40,493	Snap, Inc., Class A(a)	411,004
		2,469,657
	MACHINERY - 2.8%
30,070	Atlas Copco A.B.	358,171
1,492	Caterpillar, Inc.	357,409

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 2.8% (Continued)
22,201	CNH Industrial N.V.	$ 364,654
2,394	FANUC Corporation	407,447
5,332	Graco, Inc.	370,787
1,504	Nordson Corporation	330,339
1,233	Parker-Hannifin Corporation	433,830
19,604	Sandvik A.B.	404,163
855	SMC Corporation	433,974
1,567	Snap-on, Inc.	389,682
50,068	WEG S.A.	372,804
		4,223,260
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,226	ABIOMED, Inc. - CVR(a) (e)	–
1,700	Align Technology, Inc.(a)	526,149
851	Bio-Rad Laboratories, Inc., Class A(a)	406,642
3,030	Coloplast A/S - Series B	350,388
4,808	Edwards Lifesciences Corporation(a)	386,756
1,961	EssilorLuxottica S.A.	341,080
6,397	Exact Sciences Corporation(a)	398,725
4,787	Hologic, Inc.(a)	381,237
882	IDEXX Laboratories, Inc.(a)	417,397
1,227	Insulet Corporation(a)	339,094
1,352	Intuitive Surgical, Inc.(a)	310,135
251	Mettler-Toledo International, Inc.(a)	359,861
2,127	Repligen Corporation(a)	370,885
1,724	ResMed, Inc.	367,212
1,495	Sonova Holding A.G.	367,000
1,468	Stryker Corporation	385,908
1,048	Waters Corporation(a)	325,813
1,526	West Pharmaceutical Services, Inc.	483,787
		6,518,069
	METALS & MINING - 3.1%
6,887	Agnico Eagle Mines Ltd.(b)	317,056
4,558	Anglo American Platinum Ltd.	252,459
19,192	Antofagasta plc	362,418

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 3.1% (Continued)
11,573	BHP Group Ltd.	$ 351,877
25,653	Fortescue Metals Group Ltd.	369,282
2,626	Franco-Nevada Corporation	335,178
9,448	Freeport-McMoRan, Inc.	387,084
7,589	Newmont Corporation	330,956
48,391	Norsk Hydro ASA	352,599
4,525	Rio Tinto Ltd.	355,310
132,776	South32 Ltd.	387,627
5,908	Southern Copper Corporation	435,360
9,163	Wheaton Precious Metals Corporation	381,747
		4,618,953
	MULTI ASSET CLASS REIT - 0.5%
38,510	Segro plc	381,394
4,590	WP Carey, Inc.	372,524
		753,918
	OFFICE REIT - 0.5%
2,473	Alexandria Real Estate Equities, Inc.	370,406
5,328	Boston Properties, Inc.	348,877
		719,283
	OIL & GAS PRODUCERS - 6.8%
11,603	Aker BP ASA	313,215
11,530	Antero Resources Corporation(a)	302,086
7,663	APA Corporation	294,106
6,408	Canadian Natural Resources Ltd.	362,110
18,313	Cenovus Energy, Inc.	337,658
3,798	Chesapeake Energy Corporation	306,916
14,558	Coterra Energy, Inc.	363,513
6,503	Devon Energy Corporation	350,642
2,611	Diamondback Energy, Inc.	367,055
106,019	ENEOS Holdings, Inc.	366,251
24,798	Eni SpA	350,667
2,761	EOG Resources, Inc.	312,048
10,597	EQT Corporation	351,608
9,877	Equinor ASA	304,529

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
33,777	Inpex Corporation	$ 355,540
19,771	Kinder Morgan, Inc.	337,293
51,144	MOL Hungarian Oil & Gas plc	389,160
5,997	Occidental Petroleum Corporation	351,184
6,950	OMV A.G.	339,044
5,443	ONEOK, Inc.	356,244
7,026	Ovintiv, Inc.	300,502
24,444	Polski Koncern Naftowy ORLEN S.A.	366,264
70,692	PTT Exploration & Production PCL - ADR	301,052
74,707	Santos Ltd.	351,775
4,866	Targa Resources Corporation	360,571
5,672	TotalEnergies S.E.	351,470
7,023	Tourmaline Oil Corporation	307,773
2,819	Valero Energy Corporation	371,348
10,879	Williams Companies, Inc. (The)	327,458
15,072	Woodside Energy Group Ltd.	364,076
		10,213,158
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
9,108	Halliburton Company	329,983
6,679	Schlumberger Ltd	355,389
		685,372
	PUBLISHING & BROADCASTING - 0.3%
6,717	Liberty Media Corp-Liberty Formula One - Series A(a)	408,125

	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
57,131	CK Asset Holdings Ltd.	358,086
78,320	Hongkong Land Holdings Ltd.	357,922
283,533	Sino Land Company Ltd.	363,373
544,428	SM Prime Holdings, Inc.	334,617
15,344	Sumitomo Realty & Development Company Ltd.	362,360
140,296	Swire Properties Ltd.	369,076
15,030	Vonovia S.E.	379,249
		2,524,683

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RENEWABLE ENERGY - 0.7%
1,356	Enphase Energy, Inc.(a)	$ 285,479
2,410	First Solar, Inc.(a)	407,627
29,275	Plug Power, Inc.(a),(b)	435,319
		1,128,425
	RESIDENTIAL REIT - 2.0%
3,213	Camden Property Trust	368,724
5,567	Equity LifeStyle Properties, Inc.	381,395
6,081	Equity Residential	380,184
1,695	Essex Property Trust, Inc.	386,562
12,148	Invitation Homes, Inc.	379,746
2,290	Mid-America Apartment Communities, Inc.	366,629
2,529	Sun Communities, Inc.	362,001
9,281	UDR, Inc.	397,598
		3,022,839
	RETAIL - CONSUMER STAPLES - 1.4%
17,099	Aeon Company Ltd.(b)	319,025
7,916	Alimentation Couche-Tard, Inc.	371,331
209,573	Cencosud S.A.	396,270
1,452	Dollar General Corporation	314,068
2,532	Dollar Tree, Inc.(a)	367,849
16,513	Jeronimo Martins SGPS S.A.	339,275
		2,107,818
	RETAIL - DISCRETIONARY - 1.5%
146	AutoZone, Inc.(a)	363,035
1,756	Burlington Stores, Inc.(a)	376,223
5,929	CarMax, Inc.(a)	409,338
2,064	Genuine Parts Company	365,039
21,475	SM Investments Corporation	330,265
1,588	Tractor Supply Company	370,417
		2,214,317
	RETAIL REIT - 0.7%
16,980	Kimco Realty Corporation	349,958
5,666	Realty Income Corporation	362,341

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL REIT - 0.7% (Continued)
3,072	Simon Property Group, Inc.	$ 375,060
		1,087,359
	SELF-STORAGE REIT - 0.5%
2,440	Extra Space Storage, Inc.	401,746
1,283	Public Storage	383,553
		785,299
	SEMICONDUCTORS - 3.9%
2,188	Analog Devices, Inc.	401,432
651	ASML Holding N.V.	402,226
642	Broadcom, Inc.	381,534
5,455	Entegris, Inc.	464,930
11,739	Infineon Technologies A.G.	416,243
954	KLA Corporation	361,929
5,116	Microchip Technology, Inc.	414,549
1,019	Monolithic Power Systems, Inc.	493,492
2,275	NXP Semiconductors N.V.	406,042
5,762	ON Semiconductor Corporation(a)	446,036
3,947	Skyworks Solutions, Inc.	440,367
10,056	STMicroelectronics N.V.	483,277
4,123	Teradyne, Inc.	417,000
5,243	Wolfspeed, Inc.(a)	387,877
		5,916,934
	SOFTWARE - 4.1%
1,484	ANSYS, Inc.(a)	450,557
2,229	Cadence Design Systems, Inc.(a)	430,063
2,836	Check Point Software Technologies Ltd.(a)	350,870
7,949	Cloudflare, Inc., Class A(a)	477,019
9,898	Dassault Systemes S.E.	383,061
4,873	Datadog, Inc., Class A(a)	372,882
6,519	DocuSign, Inc.(a)	399,941
7,327	Fortinet, Inc.(a)	435,517
1,236	HubSpot, Inc.(a)	478,160
1,859	Nice Ltd.(a)	384,694
924	ServiceNow, Inc.(a)	399,325

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 4.1% (Continued)
6,896	SS&C Technologies Holdings, Inc.	$ 404,795
1,121	Synopsys, Inc.(a)	407,775
1,110	Tyler Technologies, Inc.(a)	356,588
2,221	Veeva Systems, Inc., Class A(a)	367,931
		6,099,178
	STEEL - 0.9%
2,722	Nucor Corporation	455,772
1,771	Reliance Steel & Aluminum Company	438,925
3,659	Steel Dynamics, Inc.	461,436
		1,356,133
	TECHNOLOGY HARDWARE - 1.3%
2,952	Arista Networks, Inc.(a)	409,442
3,872	Garmin Ltd.	379,959
5,994	NetApp, Inc.	386,913
778	Samsung SDI Company Ltd.	410,010
1,399	Zebra Technologies Corporation, Class A(a)	420,050
		2,006,374
	TECHNOLOGY SERVICES - 3.4%
6,279	Cognizant Technology Solutions Corporation, Class A	393,254
4,640	CoStar Group, Inc.(a)	327,862
1,107	EPAM Systems, Inc.(a)	340,569
1,849	Equifax, Inc.	374,478
5,293	Fidelity National Information Services, Inc.	335,417
1,953	FleetCor Technologies, Inc.(a)	419,484
1,070	Gartner, Inc.(a)	350,757
3,608	Global Payments, Inc.	404,818
2,041	Jack Henry & Associates, Inc.	335,214
769	MSCI, Inc.	401,533
3,110	Paychex, Inc.	343,344
2,036	Verisk Analytics, Inc.	348,380
4,483	WNS Holdings Ltd. - ADR(a)	389,662
3,381	Wolters Kluwer N.V.	391,505
		5,156,277

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TELECOMMUNICATIONS - 1.5%
388,264	America Movil S.A.B. de C.V.	$ 398,695
114,389	Koninklijke KPN N.V.	392,229
47,536	MTN Group Ltd.	374,820
188,642	Singapore Telecommunications Ltd.	331,560
138,832	Telia Company A.B.	358,771
133,108	Telstra Group Ltd.	372,480
		2,228,555
	TIMBER REIT - 0.2%
11,616	Weyerhaeuser Company	363,000

	TRANSPORTATION & LOGISTICS - 3.1%
2,827	Aena SME S.A.(a)	437,868
3,010	Canadian National Railway Company	342,809
11,567	CSX Corporation	352,678
2,268	DSV A/S	412,839
6,359	East Japan Railway Company	322,579
3,453	Expeditors International of Washington, Inc.	361,046
2,063	JB Hunt Transport Services, Inc.	372,970
1,532	Kuehne + Nagel International A.G.	392,024
1,268	Old Dominion Freight Line, Inc.	430,182
36,421	Poste Italiane SpA	393,032
4,783	Ryanair Holdings plc - ADR(a)	443,719
40,611	Transurban Group	387,370
		4,649,116
	TRANSPORTATION EQUIPMENT - 0.5%
5,424	PACCAR, Inc.	391,613
18,809	Volvo A.B.	392,085
		783,698
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,595	Bunge Ltd.	343,323
11,086	ITOCHU Corporation	331,347
		674,670
	WHOLESALE - DISCRETIONARY - 0.8%
5,889	Copart, Inc.(a)	414,939

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - DISCRETIONARY - 0.8% (Continued)
6,697	LKQ Corporation	$ 383,671
1,190	Pool Corporation	424,663
		1,223,273

	TOTAL COMMON STOCKS (Cost $140,433,696)	150,035,280

	COLLATERAL FOR SECURITIES LOANED - 1.1%
	MONEY MARKET FUND - 1.1%
1,708,907	Fidelity Government Portfolio - Institutional Class, 4.50, % (Cost $1,708,907)(c) (d)	1,708,907

	TOTAL INVESTMENTS - 100.8% (Cost $142,142,603)	$ 151,744,187
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,165,954)
	NET ASSETS - 100.0%	$ 150,578,233

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	- Non-income producing security.
(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2023 was $1,597,833.
(c)	- Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $1,708,907 at February 28, 2023.
(d)	- Rate disclosed is the seven day effective yield as of February 28, 2023.
(e)	Illiquid security. The total fair value of these securities as of February 28, 2023 was $0, representing 0.0% of net assets.